UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
November 7, 2006

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	31303
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN                          COM              031162100      508     7095 SH       SOLE                     7095
BANK OF AMERICA                COM              060505104      399     7443 SH       SOLE                     7443
BECTON DICKINSON               COM              075887109      390     5520 SH       SOLE                     5520
BJ SERVICES                    COM              055482103      206     6850 SH       SOLE                     6850
CHEVRON CORP                   COM              166764100      262     4032 SH       SOLE                     4032
CISCO SYSTEMS                  COM              17275R102      419    18245 SH       SOLE                    18245
CIT GROUP                      COM              125581108      278     5710 SH       SOLE                     5710
CONOCOPHILLIPS                 COM              20825c104      146     2458 SH       SOLE                     2458
COSTCO                         COM              22160K105      459     9230 SH       SOLE                     9230
DANAHER                        COM              235851102      201     2925 SH       SOLE                     2925
DOMINION RES                   COM              25746U109      646     8445 SH       SOLE                     8445
DUKE ENERGY                    COM              26441C105      269     8900 SH       SOLE                     8900
EXXON MOBIL                    COM              30231G102      788    11748 SH       SOLE                    11748
FDX CORP                       COM              31428X106      725     6669 SH       SOLE                     6669
GENERAL ELECTRIC               COM              369604103      353     9995 SH       SOLE                     9995
HELMERICH & PAYNE              COM              423452101       97     4200 SH       SOLE                     4200
HOME DEPOT                     COM              437076102      273     7525 SH       SOLE                     7525
INCO LTD                       COM              453258402       17      225 SH       SOLE                      225
INGERSOLL-RAND                 COM              456866102      142     3750 SH       SOLE                     3750
JOHNSON & JOHNSON              COM              478160104      616     9490 SH       SOLE                     9490
KINDER MORGAN ENERGY UT LP     COM              494550106       71     1625 SH       SOLE                     1625
L-3 COMM                       COM              502424104      342     4360 SH       SOLE                     4360
MICRON TECH                    COM              595112103       16      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      565    20660 SH       SOLE                    20660
PEPSICO INC                    COM              713448108      550     8435 SH       SOLE                     8435
PROCTOR & GAMBLE               COM              742718109      162     2615 SH       SOLE                     2615
ROYAL DUTCH SHELL ADR          COM              780259206       81     1230 SH       SOLE                     1230
ST JUDE MEDICAL                COM              790849103      182     5150 SH       SOLE                     5150
SUN MICROSYSTEMS               COM              866810104       81    16365 SH       SOLE                    16365
TITLE ONE CORP                 COM                             180    36000 SH       SOLE                    36000
TRIUMPH GOLD CORP              COM              896807104        4    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      129     1795 SH       SOLE                     1795
US BANCORP                     COM              902973106    17371   522914 SH       SOLE                   522914
VALERO ENERGY                  COM              91913Y100       49      950 SH       SOLE                      950
WACHOVIA CORP                  COM              929903102      236     4235 SH       SOLE                     4235
WELLS FARGO                    COM              949746101      680    18800 SH       SOLE                    18800
BARCLAYS BK 6.625% PERP                         06739F390       29     1100 SH       SOLE                     1100
KEYCORP CAP VIII 7% 6/15/66                     49327V205       44     1700 SH       SOLE                     1700
ROYAL BK SCOTLND 6.75% PERP                     780097754       10      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1143 24211.094SH       SOLE                24211.094
LAUDUS INT'L MRKTMASTERS INST                   808509640     1433 71519.901SH       SOLE                71519.901
THORNBURG VAL FD-A                              885215731       62 1661.673 SH       SOLE                 1661.673
USGI GLBL RESOURCES FD                          911476208      109 6999.733 SH       SOLE                 6999.733
ISHARES COMEX GOLD TRUST                        464285105      102 1710.000 SH       SOLE                 1710.000
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       36  450.000 SH       SOLE                  450.000
ISHARES LEHMAN TRES PROT INF S                  464287176       79  785.000 SH       SOLE                  785.000
KIMCO REALTY                                    49446R109       17   400.00 SH       SOLE                   400.00
SIMON PROPERTY GROUP INC                        828806109      345  3810.00 SH       SOLE                  3810.00